Investment Objectives and Goals	Jan. 26, 2026
RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW DYNAMIC FIXED INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Dynamic Fixed Income ETF (the “Fund”) seeks total return with an emphasis on providing current income.
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RAREVIEW TAX ADVANTAGED INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Tax Advantaged Income ETF (the “Fund”) seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.
RAREVIEW SYSTEMATIC EQUITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RAREVIEW SYSTEMATIC EQUITY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Systematic Equity ETF (the “Fund”) seeks returns that exceed global developed and emerging markets.
RAREVIEW TOTAL RETURN BOND ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW TOTAL RETURN BOND ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Total Return Bond ETF (the “Fund”) seeks to provide a total return through the combination of current income and capital appreciation.
Rareview 2X Bull Cryptocurrency & Precious Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW 2X BULL CRYPTOCURRENCY & PRECIOUS METALS ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”) seeks long-term capital appreciation.
Adaptive Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ADAPTIVE CORE ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	Adaptive Core ETF (the “Fund”) seeks to provide capital appreciation.
Mindful Conservative ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MINDFUL CONSERVATIVE ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	Mindful Conservative ETF (the “Fund”) seeks to provide capital appreciation.
Mohr Sector Nav ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MOHR SECTOR NAV ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Mohr Sector Nav ETF (the “Fund”) seeks to provide capital appreciation.
Mohr Company Nav ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: MOHR COMPANY NAV ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Mohr Company Nav ETF (the “Fund”) seeks to provide capital appreciation.
Goose Hollow Tactical Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: GOOSE HOLLOW TACTICAL ALLOCATION ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	Goose Hollow Tactical Allocation ETF (the “Fund”) seeks to provide total return.
THE SPAC AND NEW ISSUE ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: THE SPAC AND NEW ISSUE ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The SPAC and New Issue ETF (the “Fund”) seeks to provide total return.